UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21238

Registrant Name:	PIMCO Corporate & Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Opportunity Fund

April 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.5%
Alphabet Holding Co., Inc.
5.401% (LIBOR03M + 3.500%) due 09/26/2024 ~		$100	$86
Altice Financing S.A.
2.750% (EUR003M + 2.750%) due 01/31/2026 ~	EUR	498	600
5.098% (LIBOR03M + 2.750%) due 01/31/2026 ~		$31	30
Avantor, Inc.
5.901% (LIBOR03M + 4.000%) due 11/21/2024 ~		110	111
Avolon Holdings Ltd.
3.647% (LIBOR03M + 1.750%) due 09/30/2020 ~		399	400
4.147% (LIBOR03M + 2.250%) due 04/03/2022 ~		5,697	5,715
Axalta Coating Systems U.S. Holdings, Inc.
4.052% (LIBOR03M + 1.750%) due 06/01/2024 ~		380	382
Barracuda Networks, Inc.
5.061% (LIBOR03M + 3.250%) due 02/12/2025 ~		50	50
Beacon Roofing Supply, Inc.
4.128% (LIBOR03M + 2.250%) due 01/02/2025 ~		80	81
BMC Software Finance, Inc.
5.151% (LIBOR03M + 3.250%) due 09/10/2022 ~		12,887	12,951
BWAY Holding Co.
5.272% - 5.587% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,062	1,070
Caesars Entertainment Operating Co.
3.901% (LIBOR03M + 2.000%) due 10/06/2024 ~		100	100
California Resources Corp.
6.647% (LIBOR03M + 4.750%) due 12/31/2022 ~		50	51
Centene Corp.
TBD% due 09/13/2018		2,800	2,800
CenturyLink, Inc.
4.651% (LIBOR03M + 2.750%) due 01/31/2025 ~		998	984
CH Hold Corp.
4.901% (LIBOR03M + 3.000%) due 02/01/2024 «~		295	298
Charter Communications Operating LLC
3.910% (LIBOR03M + 2.000%) due 04/30/2025 ~		366	368
Cheniere Energy Partners LP
4.151% (LIBOR03M + 2.250%) due 02/25/2020 ~		1,030	1,031
Community Health Systems, Inc.
4.984% (LIBOR03M + 3.000%) due 12/31/2019 ~		613	604
4.984% - 5.234% due 01/27/2021		510	495
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~		100	101
CSC Holdings LLC
4.397% (LIBOR03M + 2.500%) due 01/25/2026 ~		200	201
Dell, Inc.
3.910% (LIBOR03M + 2.000%) due 09/07/2023 ~		100	100
Diamond Resorts Corp.
6.401% (LIBOR03M + 4.500%) due 08/11/2023 ~		5,147	5,195
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024 «		310	326
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		2,817	2,808
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021		841	851
Frontier Communications Corp.
5.660% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,194	1,181
Gartner, Inc.
3.901% (LIBOR03M + 2.000%) due 04/05/2024 ~		6	6
Genworth Financial, Inc.
6.395% (LIBOR03M + 4.500%) due 02/22/2023 ~		50	51
GTT Communications, Inc.
TBD% due 04/28/2025		100	99
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		19,645	15,606
Ineos U.S. Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	5,087	6,151
IRB Holding Corp.
5.128% - 5.248% (LIBOR03M + 3.250%) due 02/05/2025 ~		$100	101
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	116
Lightstone Generation LLC
5.651% (LIBOR03M + 3.750%) due 01/30/2024 ~		$2,794	2,822
McDermott Technology, Inc.
TBD% due 04/04/2025 «		1,900	1,862
Meredith Corp.
4.901% (LIBOR03M + 3.000%) due 01/31/2025 ~		100	101

MH Sub LLC
5.647% (LIBOR03M + 3.750%) due 09/13/2024 ~		219	219
Ministry of Finance and Economic Affairs
TBD% due 12/10/2019 «		200	200
Multi Color Corp.
4.151% (LIBOR03M + 2.250%) due 10/31/2024 ~		32	32
Parexel International Corp.
4.651% (LIBOR03M + 2.750%) due 09/27/2024 ~		100	100
Ply Gem Industries, Inc.
6.089% (LIBOR03M + 3.750%) due 04/12/2025 ~		300	303
Prestige Brands, Inc.
3.901% (LIBOR03M + 2.000%) due 01/26/2024 ~		138	139
SBA Senior Finance LLC
3.900% due 04/11/2025		500	502
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		2,331	2,363
11.362% (LIBOR03M + 9.000%) due 04/28/2022 ~		5,070	5,165
Sprint Communications, Inc.
4.438% (LIBOR03M + 2.500%) due 02/02/2024 ~		2,772	2,782
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		5,373	5,364
Syniverse Holdings, Inc.
6.895% (LIBOR03M + 5.000%) due 03/09/2023 ~		140	142
TransDigm, Inc.
4.401% - 4.802% (LIBOR03M + 2.500%) due 08/22/2024 ~		596	599
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	91
Univision Communications, Inc.
4.651% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,736	1,715
UPC Financing Partnership
2.750% (EUR003M + 2.750%) due 10/15/2026 ~	EUR	900	1,091
Valeant Pharmaceuticals International, Inc.
5.394% (LIBOR03M + 3.500%) due 04/01/2022 ~		$325	329
West Corp.
5.901% (LIBOR03M + 4.000%) due 10/10/2024 ~		53	54
Westmoreland Coal Co.
8.802% (LIBOR03M + 6.500%) due 12/16/2020 ~		5,880	2,052
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025		100	101

Total Loan Participations and Assignments (Cost $94,397)			89,228

CORPORATE BONDS & NOTES 62.2%
BANKING & FINANCE 29.7%
AGFC Capital Trust
4.098% (US0003M + 1.750%) due 01/15/2067 ~		1,800	1,035
Ally Financial, Inc.
8.000% due 11/01/2031 (m)		19,504	23,778
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	8,520	12,298
Assurant, Inc.
4.200% due 09/27/2023		$112	112
Athene Holding Ltd.
4.125% due 01/12/2028		106	99
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		340	340
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		42	42
4.350% due 04/20/2028		252	246
5.000% due 04/20/2048		146	140
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)(m)	EUR	14,000	18,274
7.000% due 02/19/2019 •(i)(j)(m)		3,200	4,024
8.875% due 04/14/2021 •(i)(j)(m)		400	568
Banco do Brasil S.A.
4.875% due 04/19/2023		$1,900	1,890
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	5,000	1,781
Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)(m)		2,600	3,481
Bank of Ireland
7.375% due 06/18/2020 •(i)(j)		1,200	1,612
Barclays PLC
3.250% due 02/12/2027	GBP	200	274
3.250% due 01/17/2033		400	526
6.500% due 09/15/2019 •(i)(j)(m)	EUR	4,200	5,402
7.000% due 09/15/2019 •(i)(j)	GBP	830	1,201
7.250% due 03/15/2023 •(i)(j)		10,405	15,543
7.875% due 09/15/2022 •(i)(j)		4,625	7,018
8.000% due 12/15/2020 •(i)(j)(m)	EUR	1,860	2,589
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$1,500	1,511
6.500% due 03/20/2021		8,700	8,787

Brighthouse Holdings LLC
6.500% due 07/27/2037 (i)		110	113
Brookfield Finance, Inc.
3.900% due 01/25/2028		196	187
4.700% due 09/20/2047 (m)		664	637
Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		10,000	10,803
CBL & Associates LP
5.950% due 12/15/2026 (m)		4,128	3,313
CIT Group, Inc.
5.250% due 03/07/2025		106	109
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	630	1,057
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(i)(j)	EUR	2,000	2,764
Credit Agricole S.A.
7.500% due 06/23/2026 •(i)(j)	GBP	1,630	2,592
7.875% due 01/23/2024 •(i)(j)		$1,400	1,522
Credit Suisse AG
6.500% due 08/08/2023 (j)		200	217
Credit Suisse Group AG
7.500% due 12/11/2023 •(i)(j)		2,336	2,538
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,162	1,319
EPR Properties
4.750% due 12/15/2026 (m)		$5,400	5,290
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	362
2.875% due 10/01/2025		100	118
2.875% due 02/01/2026		300	351
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		$111	109
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,000	6,342
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,134	1,155
Freedom Mortgage Corp.
8.250% due 04/15/2025		238	239
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023 (c)		200	203
GSPA Monetization Trust
6.422% due 10/09/2029		6,714	7,597
High Street Funding Trust
4.111% due 02/15/2028		100	100
4.682% due 02/15/2048		100	101
Howard Hughes Corp.
5.375% due 03/15/2025		220	220
HSBC Holdings PLC
6.000% due 09/29/2023 •(i)(j)	EUR	4,977	6,964
6.500% due 03/23/2028 •(i)(j)		$1,000	1,017
Hunt Cos., Inc.
6.250% due 02/15/2026		50	48
Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(i)(j)		10,000	10,625
Iron Mountain, Inc.
5.250% due 03/15/2028		14	13
iStar, Inc.
4.625% due 09/15/2020		26	26
5.250% due 09/15/2022		93	90
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,905
7.250% due 08/15/2024		200	199
7.375% due 04/01/2020 (m)		10,625	10,771
7.500% due 04/15/2021		2,391	2,439
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		134	133
Life Storage LP
3.875% due 12/15/2027		56	53
Lloyds Bank PLC
12.000% due 12/16/2024 •(i)		3,100	3,946
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)	GBP	2,710	3,908
7.625% due 06/27/2023 •(i)(j)		4,410	6,888
7.875% due 06/27/2029 •(i)(j)		6,015	10,041
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$11,610	11,835
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		600	613
MetLife, Inc.
5.875% due 03/15/2028 •(i)		290	297
MPT Operating Partnership LP
5.250% due 08/01/2026		850	831
Nationwide Building Society
10.250% ~(i)	GBP	117	25,534
Navient Corp.
4.875% due 06/17/2019		$395	399

5.625% due 08/01/2033		98	85
5.875% due 03/25/2021		710	730
6.500% due 06/15/2022		558	574
6.625% due 07/26/2021 (m)		4,170	4,342
7.250% due 01/25/2022		80	85
8.000% due 03/25/2020		1,540	1,644
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		310	302
4.500% due 04/01/2027 (m)		310	294
4.750% due 01/15/2028		400	384
5.250% due 01/15/2026		550	552
OneMain Financial Holdings LLC
7.250% due 12/15/2021		96	99
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		2,844	2,929
Physicians Realty LP
3.950% due 01/15/2028		122	114
4.300% due 03/15/2027		130	126
Provident Funding Associates LP
6.375% due 06/15/2025		47	47
Rio Oil Finance Trust
8.200% due 04/06/2028		360	376
9.250% due 07/06/2024 (m)		4,495	4,950
9.250% due 07/06/2024		4,272	4,704
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,840	6,148
8.000% due 08/10/2025 •(i)(j)(m)		13,625	14,936
8.625% due 08/15/2021 •(i)(j)		6,330	6,947
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,605	14,395
7.375% due 06/24/2022 •(i)(j)		1,440	2,164
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$500	522
SL Green Realty Corp.
4.500% due 12/01/2022		450	456
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		400	398
Spirit Realty LP
4.450% due 09/15/2026 (m)		2,600	2,477
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,382
6.000% due 06/01/2020		641	668
6.125% due 05/15/2022		1,214	1,249
6.875% due 03/15/2025		882	893
7.750% due 10/01/2021		90	98
Stearns Holdings LLC
9.375% due 08/15/2020		600	608
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	4,773	7,193
STORE Capital Corp.
4.500% due 03/15/2028		$76	75
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	1,127	1,785
5.661% due 10/13/2041		611	988
5.744% due 04/13/2040		555	900
5.801% due 10/13/2040		1,674	2,747
6.052% due 10/13/2039		1,306	2,157
TP ICAP PLC
5.250% due 01/26/2024		200	290
WeWork Cos., Inc.
7.875% due 05/01/2025		$148	144

			355,461

INDUSTRIALS 26.1%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	220	314
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$46	44
Altice Financing S.A.
6.625% due 02/15/2023		1,700	1,704
7.500% due 05/15/2026 (m)		6,100	6,008
Altice France S.A.
5.375% due 05/15/2022	EUR	1,690	2,093
6.250% due 05/15/2024 (m)		$12,500	11,953
7.375% due 05/01/2026		3,600	3,505
Altice Luxembourg S.A.
7.250% due 05/15/2022 (m)	EUR	4,370	5,243
7.750% due 05/15/2022 (m)		$6,800	6,519
American Airlines Pass-Through Trust
4.950% due 08/15/2026		3,175	3,266
American Woodmark Corp.
4.875% due 03/15/2026		11	11
Andeavor Logistics LP
3.500% due 12/01/2022		20	20
4.250% due 12/01/2027		38	37

Bacardi Ltd.
4.450% due 05/15/2025		200	199
4.700% due 05/15/2028		300	299
5.150% due 05/15/2038		300	298
5.300% due 05/15/2048		300	296
Berry Global, Inc.
4.500% due 02/15/2026		61	58
BMC Software Finance, Inc.
8.125% due 07/15/2021		3,195	3,203
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)		7,257	7,248
Boyne USA, Inc.
7.250% due 05/01/2025		3	3
Caesars Resort Collection LLC
5.250% due 10/15/2025		14	13
Cequel Communications Holdings LLC
7.500% due 04/01/2028		250	255
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028		70	69
Charles River Laboratories International, Inc.
5.500% due 04/01/2026		52	53
Charter Communications Operating LLC
4.200% due 03/15/2028		260	245
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		400	414
Cheniere Energy Partners LP
5.250% due 10/01/2025		65	64
Chesapeake Energy Corp.
5.598% (US0003M + 3.250%) due 04/15/2019 ~		157	157
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		68	66
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		8,750	8,094
6.250% due 03/31/2023 (m)		8,699	7,954
Coty, Inc.
6.500% due 04/15/2026		10	10
Crown Americas LLC
4.750% due 02/01/2026		42	41
CSC Holdings LLC
5.375% due 02/01/2028		200	188
CSN Islands Corp.
6.875% due 09/21/2019 (m)		240	241
CSN Resources S.A.
6.500% due 07/21/2020		1,778	1,738
CVS Health Corp.
4.300% due 03/25/2028		800	790
DAE Funding LLC
4.000% due 08/01/2020		120	119
4.500% due 08/01/2022		190	183
5.000% due 08/01/2024		120	116
Diamond Resorts International, Inc.
7.750% due 09/01/2023		278	302
10.750% due 09/01/2024 (m)		4,300	4,816
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		9,300	9,370
Eagle Intermediate Global Holding BV
7.500% due 05/01/2025 (c)		150	154
EI Group PLC
6.375% due 09/26/2031	GBP	1,000	1,531
Ensco PLC
7.750% due 02/01/2026		$18	17
Exela Intermediate LLC
10.000% due 07/15/2023 (m)		217	218
Ferroglobe PLC
9.375% due 03/01/2022 (m)		2,500	2,631
First Quantum Minerals Ltd.
6.500% due 03/01/2024		200	191
6.875% due 03/01/2026		200	191
Ford Motor Co.
7.700% due 05/15/2097 (m)		29,796	35,893
Fresh Market, Inc.
9.750% due 05/01/2023 (m)		12,200	6,771
Frontier Finance PLC
8.000% due 03/23/2022	GBP	8,800	12,554
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$698	686
General Electric Co.
5.000% due 01/21/2021 •(i)		1,026	1,017
Greene King Finance PLC
5.702% due 12/15/2034	GBP	350	455
Hadrian Merger Sub, Inc.
8.500% due 05/01/2026		$80	80
Hampton Roads PPV LLC
6.171% due 06/15/2053 (m)		1,800	1,889
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		106	109

HCA, Inc.
4.500% due 02/15/2027		1,550	1,484
7.500% due 11/15/2095 (m)		4,800	4,788
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		270	271
Hologic, Inc.
4.375% due 10/15/2025		52	50
iHeartCommunications, Inc.
9.000% due 09/15/2022 ^(e)		5,810	4,663
10.625% due 03/15/2023 ^(e)		5,600	4,480
11.250% due 03/01/2021 ^(e)		2,920	2,343
IHS Markit Ltd.
4.000% due 03/01/2026		9	9
Ingevity Corp.
4.500% due 02/01/2026		80	77
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,220	1,868
7.250% due 10/15/2020		18,370	18,026
9.750% due 07/15/2025		217	213
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		1,978	1,968
7.750% due 06/01/2021		18,643	12,724
8.125% due 06/01/2023 (m)		1,939	1,222
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		22,531	22,306
IRB Holding Corp.
6.750% due 02/15/2026		5	5
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	3,867
7.800% due 08/01/2031 (m)		6,000	7,417
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		40	40
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		1,858	1,406
Meredith Corp.
6.875% due 02/01/2026		68	69
Metinvest BV
7.750% due 04/23/2023		300	293
8.500% due 04/23/2026		2,000	1,931
Netflix, Inc.
4.875% due 04/15/2028		51	48
Nufarm Australia Ltd.
5.750% due 04/30/2026		106	106
Odebrecht Oil & Gas Finance Ltd.
0.000% due 05/30/2018 (h)(i)		536	13
0.000% due 05/31/2018 (h)(i)		744	18
OI European Group BV
4.000% due 03/15/2023		38	36
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		908	878
4.500% due 03/15/2023		1,000	960
5.250% due 08/15/2022		322	321
5.500% due 02/15/2024		790	769
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023 (c)		200	199
Petroleos Mexicanos
6.500% due 03/13/2027		370	383
6.750% due 09/21/2047		230	223
PetSmart, Inc.
5.875% due 06/01/2025		199	144
Pisces Midco, Inc.
8.000% due 04/15/2026		352	354
Pitney Bowes, Inc.
4.700% due 04/01/2023		66	63
QVC, Inc.
5.450% due 08/15/2034		1,650	1,558
5.950% due 03/15/2043 (m)		6,770	6,439
Radiate Holdco LLC
6.875% due 02/15/2023		130	126
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		16	16
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,500	2,586
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (m)		$4,300	4,673
Safeway, Inc.
7.250% due 02/01/2031 (m)		9,392	7,927
Scientific Games International, Inc.
5.000% due 10/15/2025		23	22
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		108	110
Sigma Holdco BV
5.750% due 05/15/2026 (c)	EUR	100	120
7.875% due 05/15/2026 (c)		$210	211
Spirit Issuer PLC
3.392% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,855	2,503
6.582% due 12/28/2027 (m)		2,500	3,563

Sprint Spectrum Co. LLC
4.738% due 03/20/2025 (m)		$400	405
5.152% due 03/20/2028 (m)		800	813
Standard Industries, Inc.
4.750% due 01/15/2028		182	171
Sunoco LP
4.875% due 01/15/2023		130	128
Syngenta Finance NV
3.698% due 04/24/2020		200	200
3.933% due 04/23/2021		200	200
4.441% due 04/24/2023		200	199
4.892% due 04/24/2025		200	198
5.182% due 04/24/2028		200	197
T-Mobile USA, Inc.
4.750% due 02/01/2028		40	39
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	192
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	200	203
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018		140	141
0.375% due 07/25/2020	EUR	300	353
3.250% due 04/15/2022		700	862
4.500% due 03/01/2025		300	368
6.000% due 04/15/2024		$600	583
6.750% due 03/01/2028 (m)		300	297
Time Warner Cable LLC
8.250% due 04/01/2019		140	147
TopBuild Escrow Corp.
5.625% due 05/01/2026		104	105
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		56	54
Tronox, Inc.
6.500% due 04/15/2026		37	37
UAL Pass-Through Trust
7.336% due 01/02/2021 «		1,603	1,659
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	6,475	9,952
United Group BV
4.375% due 07/01/2022	EUR	8,200	10,162
4.875% due 07/01/2024		200	248
UPCB Finance Ltd.
3.625% due 06/15/2029		350	421
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$30	30
6.500% due 03/15/2022		153	159
7.000% due 03/15/2024		293	310
ViaSat, Inc.
5.625% due 09/15/2025		178	171
Viking Cruises Ltd.
5.875% due 09/15/2027		52	50
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,780	2,435
VOC Escrow Ltd.
5.000% due 02/15/2028		$148	144
Vrio Finco LLC
6.250% due 04/04/2023		200	202
6.875% due 04/04/2028		1,270	1,268
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	441
2.750% due 01/20/2024 •		400	449
3.125% due 01/20/2025		200	213
5.000% due 01/20/2026		$200	169
Wynn Macau Ltd.
4.875% due 10/01/2024		200	196
5.500% due 10/01/2027		200	195

			312,661

UTILITIES 6.4%
AT&T, Inc.
3.400% due 08/14/2024 (m)		740	748
3.900% due 08/14/2027 (m)		670	677
4.900% due 08/15/2037 (m)		678	666
5.150% due 02/15/2050 (m)		1,018	993
5.300% due 08/15/2058 (m)		2,393	2,380
Calpine Corp.
5.250% due 06/01/2026		85	82
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (d)		8,889	9,462
Frontier Communications Corp.
8.500% due 04/01/2026		180	175
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,200	11,756

Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,730	16,325
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		183	180
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		293	161
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		6,503	6,267
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (d)		2,373	706
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		4,706	1,400
Petrobras Global Finance BV
5.299% due 01/27/2025		59	58
5.999% due 01/27/2028		314	306
6.125% due 01/17/2022		704	745
6.250% due 12/14/2026 (m)	GBP	6,100	9,118
6.625% due 01/16/2034		800	1,177
6.750% due 01/27/2041 (m)		$1,448	1,378
7.375% due 01/17/2027		1,362	1,463
Plains All American Pipeline LP
6.650% due 01/15/2037		150	165
Rio Oil Finance Trust
9.750% due 01/06/2027		572	635
Sprint Corp.
7.625% due 03/01/2026		557	588
Transcanada Trust
5.300% due 03/15/2077 •(m)		5,000	4,880
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		2,474	2,659
Transocean Proteus Ltd.
6.250% due 12/01/2024		360	371
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	180	220
3.375% due 10/27/2036	GBP	130	178

			75,919

Total Corporate Bonds & Notes (Cost $714,171)			744,041

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Caesars Entertainment Corp.
5.000% due 10/01/2024		$1,050	1,846
DISH Network Corp.
3.375% due 08/15/2026		5,900	5,369

Total Convertible Bonds & Notes (Cost $7,859)			7,215

MUNICIPAL BONDS & NOTES 5.0%
CALIFORNIA 1.1%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		3,425	3,797
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		8,500	9,048

			12,845

ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		23,700	25,671
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		120	118
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	108
7.750% due 01/01/2042		300	320
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		200	213
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		60	62
7.350% due 07/01/2035		40	43
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		1,035	966

			27,501

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		480	489

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,300	2,347

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,400	1,342

WEST VIRGINIA 1.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	4,699
7.467% due 06/01/2047	10,480	10,346

		15,045

Total Municipal Bonds & Notes (Cost $54,944)		59,569

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
3.000% due 01/25/2042 (a)	1,109	98
3.500% due 02/25/2033 (a)	2,759	352
4.203% (- 1.0*LIBOR01M + 6.100%) due 07/25/2040 ~(a)	1,215	125
5.447% (US0001M + 3.550%) due 07/25/2029 ~	1,490	1,631
7.647% (US0001M + 5.750%) due 07/25/2029 ~	2,010	2,366
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (a)(b)(h)	32,331	25,692
0.100% due 02/25/2046 - 08/25/2046 (a)	251,618	632
0.200% due 04/25/2045 (a)	10,054	15
4.626% due 11/25/2055 «~	14,526	8,735
4.931% (- 2.333*LIBOR01M + 9.333%) due 07/15/2039 ~	2,207	2,125
5.203% (- 1.0*LIBOR01M + 7.100%) due 02/15/2034 ~(a)	2,175	315
5.908% (- 2.5*LIBOR01M + 10.625%) due 03/15/2044 ~	1,485	1,406
6.968% (- 2.667*LIBOR01M + 12.000%) due 02/15/2036 ~	5,228	5,115
9.447% (US0001M + 7.550%) due 12/25/2027 ~	4,436	5,502
12.647% (US0001M + 10.750%) due 03/25/2025 ~	2,338	3,203
Ginnie Mae
3.000% due 12/20/2042 (a)	74	11
3.500% due 09/16/2041 - 06/20/2042 (a)	1,657	265
4.853% (- 1.0*LIBOR01M + 6.750%) due 01/20/2042 ~(a)	2,482	234

Total U.S. Government Agencies (Cost $57,093)		57,822

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.0%
Adjustable Rate Mortgage Trust
2.237% (US0001M + 0.340%) due 05/25/2036 ~	2,031	1,214
3.047% (US0001M + 1.150%) due 01/25/2035 ~	5,021	4,387
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	197	193
6.000% due 04/25/2036 ^	3,696	3,742
Banc of America Funding Trust
5.500% due 01/25/2036	229	199
6.000% due 07/25/2037 ^	594	564
BCAP LLC Trust
3.380% due 07/26/2037 ~	344	10
3.512% due 03/27/2036 ~	3,860	2,554
4.962% due 03/26/2037	1,724	1,223
7.000% due 12/26/2036 ~	4,865	4,460
Bear Stearns ALT-A Trust
3.433% due 08/25/2046 ~	5,334	5,044
3.533% due 11/25/2036 ^~	844	719
3.600% due 08/25/2036 ^~	3,376	2,655
3.676% due 09/25/2035 ^~	1,142	978
3.936% due 11/25/2034 ~	356	350
Bear Stearns Asset-Backed Securities Trust
2.297% (US0001M + 0.400%) due 04/25/2037 ~	17,377	14,520
Bear Stearns Commercial Mortgage Securities Trust
5.912% due 04/12/2038 ~	370	288
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	1,950	2,024
CD Mortgage Trust
5.688% due 10/15/2048	13,965	7,212
Chase Mortgage Finance Trust
3.476% due 12/25/2035 ^~	21	21
6.000% due 02/25/2037 ^	1,980	1,600
6.000% due 03/25/2037 ^	473	402
6.000% due 07/25/2037 ^	1,718	1,486
Citigroup Commercial Mortgage Trust
5.800% due 12/10/2049 ~	672	517
Citigroup Mortgage Loan Trust
3.558% due 04/25/2037 ^~	3,700	3,216
3.775% due 11/25/2035 ~	18,044	12,569
3.802% due 03/25/2037 ^~	984	963
6.000% due 11/25/2036 ~	14,774	11,790

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~		71	42
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		2,937	2,788
Commercial Mortgage Loan Trust
6.263% due 12/10/2049 ~		4,632	2,871
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		2,336	1,841
Countrywide Alternative Loan Trust
2.107% (US0001M + 0.210%) due 03/20/2046 ~		5,569	4,744
2.167% (US0001M + 0.270%) due 08/25/2035 ~		346	244
3.353% (- 1.0*US0001M + 5.250%) due 04/25/2037 ^~(a)		24,619	3,490
3.523% due 06/25/2047 ~		3,354	3,129
5.250% due 05/25/2021 ^		14	14
5.500% due 03/25/2035		610	467
5.500% due 09/25/2035 ^		5,271	4,842
5.750% due 01/25/2035		709	711
5.750% due 02/25/2035		786	775
6.000% due 02/25/2035		802	794
6.000% due 04/25/2036		2,059	1,612
6.000% due 05/25/2036 ^		2,232	1,795
6.000% due 02/25/2037 ^		724	494
6.000% due 02/25/2037		2,725	2,357
6.000% due 04/25/2037 ^		7,401	5,668
6.000% due 08/25/2037 ^~		10,553	8,609
6.250% due 10/25/2036 ^		2,874	2,492
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		3,735	2,865
6.500% due 08/25/2036 ^		966	639
6.500% due 09/25/2036 ^		482	406
14.677% (- 3.667*US0001M + 21.633%) due 02/25/2036 ~		2,064	2,323
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		765	635
6.000% due 04/25/2036 ^		547	507
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		1,588	1,240
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	231	277
Eurosail PLC
1.954% (BP0003M + 1.350%) due 06/13/2045 ~	GBP	4,487	4,704
4.604% (BP0003M + 4.000%) due 06/13/2045 ~		1,394	1,695
GS Mortgage Securities Corp.
4.744% due 10/10/2032 ~		$10,500	9,410
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,689	1,466
GSR Mortgage Loan Trust
3.702% due 03/25/2037 ^~		3,391	3,088
3.720% due 11/25/2035 ^~		1,792	1,673
5.500% due 05/25/2036 ^		237	324
HomeBanc Mortgage Trust
2.697% (US0001M + 0.800%) due 03/25/2035 ~		260	241
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		6,600	4,297
JPMorgan Alternative Loan Trust
3.273% due 03/25/2037 ~		10,862	9,574
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		3,600	2,636
5.623% due 05/12/2045		2,240	2,086
JPMorgan Mortgage Trust
3.517% due 02/25/2036 ^~		2,148	1,944
3.546% due 01/25/2037 ^~		1,312	1,294
3.621% due 10/25/2035 ~		61	59
3.737% due 06/25/2036 ^~		1,084	974
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		6,819	5,229
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		262	253
18.991% (- 5.5*US0001M + 29.425%) due 11/25/2035 ^~		266	334
Lehman XS Trust
2.117% (US0001M + 0.220%) due 06/25/2047 ~		3,856	3,495
MASTR Alternative Loan Trust
6.750% due 07/25/2036		3,661	2,533
Merrill Lynch Mortgage Investors Trust
3.557% due 03/25/2036 ^~		3,912	3,039
Morgan Stanley Capital Trust
6.193% due 06/11/2049 ~		1,271	1,283
Motel 6 Trust
8.823% (LIBOR01M + 6.927%) due 08/15/2019 ~		15,331	15,609
RBSSP Resecuritization Trust
2.092% (LIBOR01M + 0.220%) due 10/27/2036 ~		3,609	863
2.112% (LIBOR01M + 0.240%) due 08/27/2037 ~		8,000	2,397
Residential Accredit Loans, Inc. Trust
2.087% (US0001M + 0.190%) due 08/25/2036 ~		1,217	1,133
2.127% (US0001M + 0.230%) due 05/25/2037 ^~		373	300
6.000% due 08/25/2036 ^		786	718
6.000% due 05/25/2037 ^		2,414	2,207

Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		442	344
6.000% due 02/25/2037 ^		2,009	1,547
6.250% due 09/25/2037 ^		5,268	3,749
Residential Funding Mortgage Securities, Inc. Trust
4.191% due 02/25/2037 ~		3,281	2,612
Structured Adjustable Rate Mortgage Loan Trust
3.569% due 11/25/2036 ^~		5,311	5,165
3.570% due 01/25/2036 ^~		7,375	5,769
3.582% due 07/25/2035 ^~		2,434	2,264
3.636% due 07/25/2036 ^~		1,104	973
3.643% due 03/25/2037 ^~		1,040	874
Structured Asset Mortgage Investments Trust
2.017% (US0001M + 0.120%) due 08/25/2036 ~		215	197
Suntrust Adjustable Rate Mortgage Loan Trust
3.629% due 02/25/2037 ^~		8,076	6,994
3.708% due 02/25/2037 ^~		731	661
3.789% due 04/25/2037 ^~		773	660
WaMu Mortgage Pass-Through Certificates Trust
3.175% due 07/25/2037 ^~		926	774
3.324% due 02/25/2037 ^~		1,239	1,201
3.345% due 10/25/2036 ^~		1,765	1,637
3.403% due 07/25/2037 ^~		2,093	1,953
Washington Mutual Mortgage Pass-Through Certificates Trust
2.218% (12MTA + 0.840%) due 05/25/2047 ^~		326	58
6.000% due 10/25/2035 ^		1,818	1,443
6.000% due 03/25/2036 ^		2,477	2,524
6.000% due 02/25/2037		5,801	5,194

Total Non-Agency Mortgage-Backed Securities (Cost $254,841)			275,022

ASSET-BACKED SECURITIES 20.3%
Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,957
Airspeed Ltd.
2.167% (LIBOR01M + 0.270%) due 06/15/2032 ~		$5,688	4,956
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.247% (US0001M + 1.350%) due 03/25/2033 ~		80	79
Apidos CLO
0.000% due 01/20/2031 ~		8,800	8,299
Belle Haven ABS CDO Ltd.
2.571% (LIBOR03M + 0.250%) due 07/05/2046 ~		324,260	3,178
BlueMountain CLO Ltd.
7.792% (US0003M + 5.450%) due 04/13/2027 ~		1,000	1,004
CIFC Funding Ltd.
0.000% due 05/24/2026 (h)		4,100	2,545
0.000% due 07/22/2026 (h)		3,000	1,764
Citigroup Mortgage Loan Trust
2.057% (US0001M + 0.160%) due 12/25/2036 ~		7,021	4,634
2.297% (US0001M + 0.400%) due 11/25/2046 ~		7,440	7,286
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,272
3.600% due 11/27/2028		1,197	1,449
4.500% due 11/27/2028		1,047	1,270
6.200% due 11/27/2028		1,296	1,571
Countrywide Asset-Backed Certificates
2.067% (US0001M + 0.170%) due 03/25/2037 ~		$3,389	3,290
2.097% (US0001M + 0.200%) due 06/25/2047 ~		17,577	15,779
2.207% (US0001M + 0.310%) due 09/25/2037 ^~		19,068	11,611
4.372% (US0001M + 2.475%) due 08/25/2033 ~		307	286
Credit-Based Asset Servicing and Securitization LLC
3.780% due 12/25/2035 ^		53	53
Emerald Aviation Finance Ltd.
6.350% due 10/15/2038		775	782
First Franklin Mortgage Loan Trust
2.057% (US0001M + 0.160%) due 10/25/2036 ~		5,141	3,896
Fremont Home Loan Trust
2.047% (US0001M + 0.150%) due 01/25/2037 ~		7,054	4,204
2.217% (US0001M + 0.320%) due 02/25/2036 ~		14,160	5,832
Glacier Funding CDO Ltd.
2.057% (US0003M + 0.270%) due 08/04/2035 ~		8,011	1,976
Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	750	684
HART, Inc.
0.010% due 12/15/2022 «		$7,010	6,058
Home Equity Mortgage Loan Asset-Backed Trust
2.057% (US0001M + 0.160%) due 07/25/2037 ~		3,440	2,283
JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^		138	71
Lehman XS Trust
6.290% due 06/24/2046		3,363	3,402
LNR CDO Ltd.
2.181% (LIBOR01M + 0.280%) due 02/28/2043 ~		14,575	10,580
Long Beach Mortgage Loan Trust
2.197% (US0001M + 0.300%) due 01/25/2036 ~		7,784	6,668

Merrill Lynch Mortgage Investors Trust
5.895% due 03/25/2037		7,432	2,309
Morgan Stanley ABS Capital, Inc. Trust
2.047% (US0001M + 0.150%) due 10/25/2036 ~		7,910	5,146
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^~		1,343	961
N-Star REL CDO Ltd.
2.327% (LIBOR01M + 0.420%) due 02/01/2041 ~		1,100	1,068
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.872% (US0001M + 0.975%) due 07/25/2035 ~		6,000	5,096
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		11,568	5,815
7.238% due 09/25/2037 ^		9,424	5,258
Residential Asset Securities Corp. Trust
2.477% (US0001M + 0.580%) due 08/25/2034 ~		9,678	7,983
Securitized Asset-Backed Receivables LLC Trust
2.177% (US0001M + 0.280%) due 03/25/2036 ~		10,890	6,072
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		8	8,027
SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		7	5,250
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		7,500	4,181
0.000% due 07/25/2040 «(h)		38	2,257
0.000% due 09/25/2040 «(a)(h)		3,226	1,903
Sound Point CLO Ltd.
7.212% (US0003M + 4.850%) due 01/23/2027 ~		1,000	1,006
South Coast Funding Ltd.
2.411% (LIBOR03M + 0.600%) due 08/10/2038 ~		20,141	3,928
Symphony CLO Ltd.
6.948% (US0003M + 4.600%) due 07/14/2026 ~		3,600	3,585
7.248% (US0003M + 4.900%) due 10/15/2025 ~		1,400	1,405
Taberna Preferred Funding Ltd.
2.147% (LIBOR03M + 0.360%) due 12/05/2036 ~		11,681	10,280
2.167% (US0003M + 0.380%) due 08/05/2036 ~		727	618
2.167% (US0003M + 0.380%) due 08/05/2036 ^~		14,084	11,972
2.187% (LIBOR03M + 0.400%) due 02/05/2036 ~		7,624	7,014
Tropic CDO Ltd.
3.248% (US0003M + 0.900%) due 04/15/2034 ~		25,000	20,750

Total Asset-Backed Securities (Cost $234,101)			242,603

SOVEREIGN ISSUES 7.0%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	7,755	6,443
3.375% due 01/15/2023		300	359
3.875% due 01/15/2022		300	371
5.250% due 01/15/2028		200	236
6.250% due 11/09/2047		200	224
7.820% due 12/31/2033		19,140	25,558
22.844% (BADLARPP) due 10/04/2022 ~	ARS	116	9
24.839% (BADLARPP + 2.000%) due 04/03/2022 ~		120,904	5,884
25.331% (BADLARPP + 2.500%) due 03/11/2019 ~		400	20
26.088% (BADLARPP + 3.250%) due 03/01/2020 ~		2,400	121
28.875% due (ARPP7DRR) 06/21/2020 ~		179,909	9,175
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	19	23
4.900% due 09/15/2021		2,650	3,523
4.950% due 02/11/2020		50	65
Egypt Government International Bond
4.750% due 04/16/2026		500	603
5.625% due 04/16/2030		600	717
Ghana Government International Bond
10.750% due 10/14/2030		$600	778
Peru Government International Bond
6.350% due 08/12/2028	PEN	5,500	1,838
Qatar Government International Bond
3.875% due 04/23/2023		$800	798
4.500% due 04/23/2028		600	600
5.103% due 04/23/2048		600	596
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	600	751
Saudi Government International Bond
2.875% due 03/04/2023		$1,400	1,338
4.000% due 04/17/2025		5,900	5,823
4.500% due 04/17/2030		2,100	2,075
4.500% due 10/26/2046		2,400	2,176
4.625% due 10/04/2047		1,400	1,284
5.000% due 04/17/2049		1,900	1,827
Turkey Government International Bond
6.125% due 10/24/2028		500	499
Ukraine Government International Bond
7.750% due 09/01/2022		9,800	10,043
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	140

9.250% due 09/15/2027 ^(e)		598	188

Total Sovereign Issues (Cost $84,742)			84,085

	SHARES
COMMON STOCKS 1.7%
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (f)		754,964	8,569

ENERGY 0.5%
Forbes Energy Services Ltd. (f)(k)		64,837	493
Ocean Rig UDW, Inc. (f)		237,175	5,754

			6,247

FINANCIALS 0.5%
TIG FinCo PLC «(k)		3,315,033	5,477

Total Common Stocks (Cost $20,373)			20,293

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	409

Total Warrants (Cost $0)			409

PREFERRED SECURITIES 2.4%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (i)(k)		5,745	6,779

INDUSTRIALS 1.9%
Sequa Corp.
9.000% «		25,121	22,609

Total Preferred Securities (Cost $31,460)			29,388

REAL ESTATE INVESTMENT TRUSTS 1.3%
REAL ESTATE 1.3%
VICI Properties, Inc. (k)		858,541	15,608

Total Real Estate Investment Trusts (Cost $10,754)			15,608

SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (l) 1.7%			20,221

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	4,900	213
25.500% due 08/15/2018		540	24
25.600% due 07/18/2018		789	36
25.650% due 08/15/2018		860	39
25.700% due 07/18/2018		9,200	425
25.800% due 06/21/2018 - 08/15/2018		3,500	161
26.150% due 05/16/2018		904	44
26.250% due 05/16/2018		3,320	160
26.400% due 05/16/2018		1,500	72
26.450% due 05/16/2018		210	10

			1,184

ARGENTINA TREASURY BILLS 0.1%
9.948% due 09/14/2018 - 09/19/2018 (g)(h)		25,148	1,190

U.S. TREASURY BILLS 2.0%
1.764% due 07/05/2018 - 07/12/2018 (g)(h)(p)		$23,506	23,432

Total Short-Term Instruments (Cost $46,150)	46,027

Total Investments in Securities (Cost $1,610,885)	1,671,310

Total Investments 139.7% (Cost $1,610,885)	$1,671,310
Preferred Shares (19.9)%	(237,950)
Financial Derivative Instruments (n)(o) (1.2)% (Cost or Premiums, net $(25,694))	(13,975)
Other Assets and Liabilities, net (18.6)%	(223,388)

Net Assets Applicable to Common Shareholders 100.0%	$1,195,997

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas 10.000% due 12/15/2020	12/03/2010 - 10/08/2013	$6,339	$6,779	0.57%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	2,472	493	0.04
TIG FinCo PLC	04/02/2015 - 07/20/2017	4,441	5,477	0.46
VICI Properties, Inc.	11/19/2014 - 11/06/2017	10,754	15,608	1.31

		$24,006	$28,357	2.38%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.830%	04/30/2018	05/01/2018	$10,500	U.S. Treasury Bonds 3.375% due 05/15/2044	$(10,854)	$10,500	$10,501
FICC	1.250	04/30/2018	05/01/2018	9,721	U.S. Treasury Notes 2.750% due 02/28/2025	(9,920)	9,721	9,721

Total Repurchase Agreements						$(20,774)	$20,221	$20,222

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(2.000)%	01/09/2018	TBD	(3)		$(2,469)	$(2,454)
	(0.250)	03/14/2018	TBD	(3)		(289)	(289)
	0.750	03/26/2018	TBD	(3)		(2,363)	(2,365)
BRC	(0.250)	11/29/2017	TBD	(3)		(188)	(187)
CFR	(2.500)	04/09/2018	05/07/2018			(301)	(301)
	(1.750)	03/13/2018	TBD	(3)	EUR	(2,536)	(3,055)
CIW	2.250	04/04/2018	05/03/2018			$(22,658)	(22,696)
FOB	2.150	04/24/2018	05/08/2018			(4,007)	(4,009)
JPS	2.300	04/16/2018	05/16/2018			(4,859)	(4,864)
NOM	2.450	04/23/2018	05/23/2018			(5,696)	(5,699)
RDR	2.280	04/10/2018	05/10/2018			(9,213)	(9,225)
	2.410	03/08/2018	06/08/2018			(5,243)	(5,262)
RTA	2.728	03/21/2018	06/21/2018			(5,615)	(5,632)
SOG	2.330	02/21/2018	05/21/2018			(5,967)	(5,994)
	2.330	02/22/2018	05/02/2018			(3,025)	(3,038)
	2.330	02/22/2018	05/22/2018			(5,860)	(5,886)
	2.330	04/09/2018	05/22/2018			(1,255)	(1,257)
	2.380	03/12/2018	06/12/2018			(5,916)	(5,936)
	2.440	03/14/2018	06/14/2018			(19,985)	(20,050)
	2.630	04/16/2018	07/16/2018			(6,472)	(6,479)
	2.640	04/17/2018	07/17/2018			(18,007)	(18,026)
	2.710	04/24/2018	05/02/2018			(9,397)	(9,397)
	2.710	04/24/2018	07/24/2018			0	(5)
UBS	0.150	04/30/2018	05/30/2018		EUR	(24,014)	(28,999)
	0.850	04/30/2018	05/30/2018		GBP	(8,924)	(12,286)
	1.100	04/30/2018	05/30/2018			(5,741)	(7,904)
	1.300	04/30/2018	05/30/2018			(2,149)	(2,959)
	2.200	04/10/2018	05/10/2018			$(4,198)	(4,203)
	2.280	02/27/2018	05/31/2018			(14,532)	(14,590)
	2.340	02/05/2018	05/07/2018			(10,904)	(10,964)
	2.370	03/12/2018	06/13/2018			(12,114)	(12,154)
	2.370	04/10/2018	06/13/2018			(3,880)	(3,885)
	2.410	03/21/2018	06/12/2018			(1,147)	(1,150)
	2.530	02/27/2018	05/31/2018			(6,875)	(6,905)
	2.560	02/28/2018	05/31/2018			(5,088)	(5,110)
	2.610	04/02/2018	07/02/2018			(4,726)	(4,736)
	2.870	04/05/2018	07/05/2018			(3,833)	(3,841)
	2.890	04/13/2018	05/14/2018			(9,509)	(9,523)

Total Reverse Repurchase Agreements							$(271,315)

(m)	Securities with an aggregate market value of $306,545 have been pledged as collateral under the terms of master agreements as of April 30, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended April 30, 2018 was $(221,491) at a weighted average interest rate of 1.847%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.896%		$4,040	$523	$143	$666	$2	$0
Banco Espirito Santo S.A.	5.000	Quarterly	09/20/2020	8.365	EUR	8,000	(2,531)	2,100	(431)	158	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	8.261		$17,570	(724)	(241)	(965)	0	(53)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	13.002		1,000	(135)	(88)	(223)	2	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.884		15,900	(30)	1,799	1,769	0	(20)
Navient Corp.	5.000	Quarterly	06/20/2022	2.150		300	27	7	34	0	0

							$(2,870)	$3,720	$850	$162	$(73)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$20,100	$1,212	$293	$1,505	$0	$(7)
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	6,000	101	25	126	0	(1)
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	1,000	21	0	21	0	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	13,700	237	32	269	0	(4)

					$1,571	$350	$1,921	$0	$(12)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	11.250%	Maturity	01/04/2021	BRL	105,000	$(1,280)	$2,822	$1,542	$0	$(31)
Pay	1-Year BRL-CDI	11.500	Maturity	01/04/2021		22,400	(224)	628	404	0	(7)
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		$53,400	1,843	503	2,346	0	(7)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		145,380	9,193	(10,123)	(930)	56	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(4,215)	(2,116)	24	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(3,238)	(2,708)	36	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	37,755	27,802	225	0
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		486,200	18,618	37,481	56,099	0	(142)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	224	556	86	0
Receive (5)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	4,100	3	12	15	0	(9)
Receive (5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		38,000	(532)	(195)	(727)	0	(89)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	46,600	1,067	(381)	686	0	(320)

							$21,696	$61,273	$82,969	$427	$(605)

Total Swap Agreements							$20,397	$65,343	$85,740	$589	$(690)

Cash of $33,289 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2018	ARS	920	$	44	$0	$0
	08/2018		2,130		99	3	0
	09/2018		1,048		48	1	0
BPS	05/2018	BRL	4,764		1,458	98	0
	05/2018	PEN	6,366		1,948	0	(8)
	05/2018	$	40	ARS	813	0	(1)
	05/2018		1,368	BRL	4,764	0	(9)
	06/2018	ARS	34,711	$	1,633	0	(7)
	07/2018		13,599		627	0	(4)
	08/2018		860		40	1	0
BRC	05/2018	$	40	ARS	837	0	0
CBK	05/2018	ARS	780	$	38	1	0
	05/2018	EUR	1,170		1,445	32	0
	05/2018	$	1,070	EUR	885	0	(1)
	05/2018		4,378	GBP	3,118	0	(85)
	05/2018		805	RUB	46,089	0	(74)
	06/2018	ARS	9,059	$	426	0	(2)
	07/2018		2,838		131	0	0
DUB	05/2018	BRL	2,002		602	31	0
	05/2018	$	575	BRL	2,002	0	(4)
FBF	05/2018	ARS	560	$	27	0	0
	05/2018	BRL	7,559		2,172	14	0
	05/2018	EUR	92,340		114,600	3,090	0
	05/2018	$	2,156	BRL	7,559	2	0
	05/2018		5,082	RUB	287,840	0	(523)
	06/2018	BRL	7,559	$	2,150	0	(1)
GLM	05/2018	ARS	380		19	0	0
	05/2018	BRL	393		118	6	0
	05/2018	RUB	46,089		743	12	0
	05/2018	$	113	BRL	393	0	(1)
	05/2018		4,683	RUB	290,040	0	(81)
	07/2018		738		46,089	0	(12)
HUS	05/2018	ARS	800	$	39	0	0
	05/2018	GBP	108,020		153,778	5,060	0
	05/2018	$	37	ARS	756	0	(1)
	05/2018		867	RUB	50,122	0	(73)
	06/2018	ARS	840	$	40	1	0
	07/2018		1,319		62	2	0
	08/2018		540		25	1	0
JPM	05/2018	AUD	384		295	6	0
	05/2018	CHF	342		369	24	0
	05/2018	GBP	1,527		2,150	47	0
	05/2018	$	3,203	EUR	2,599	0	(65)
	07/2018	ARS	2,264	$	105	0	0
MSB	05/2018	BRL	401		120	6	0
	05/2018	$	115	BRL	401	0	(1)
RBC	05/2018	GBP	655	$	901	0	(1)
RYL	05/2018	ARS	1,000		49	0	0
SCX	05/2018	$	150,018	GBP	107,435	0	(2,106)
	06/2018	GBP	107,435	$	150,219	2,099	0
SOG	05/2018		1,006		1,435	50	0
	06/2018	$	262	RUB	15,288	0	(21)
SSB	05/2018		110,694	EUR	90,911	0	(909)
	06/2018	EUR	90,911	$	110,944	909	0

Total Forward Foreign Currency Contracts						$11,496	$(3,990)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.558%		$1,800	$(352)	$195	$0	$(157)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.689		2,700	(40)	360	320	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	3.556		16,900	1,036	47	1,083	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.335		100	(9)	8	0	(1)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.998		20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.558		2,400	(476)	267	0	(209)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.017		1,550	138	47	185	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.790		500	(41)	43	2	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.998		60	(9)	9	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.558		3,000	(623)	362	0	(261)
JPM	JBS Investments GmbH	1.000	Quarterly	12/20/2018	4.197		15,000	(440)	155	0	(285)
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.688		28,600	(1,957)	2,091	134	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.882		1,300	(149)	154	5	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.017		6,570	620	162	782	0
MYC	Banco Espirito Santo S.A.	5.000	Quarterly	09/20/2020	8.365	EUR	3,000	(28)	(134)	0	(162)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.790		$14,500	(1,342)	1,408	66	0
UAG	Park Aerospace Holdings Ltd.	5.000	Quarterly	07/01/2020	8.365		1,900	111	(23)	88	0

								$(3,564)	$5,154	$2,665	$(1,075)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$66,448	$(13,529)	$8,331	$0	$(5,198)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,200	(195)	(203)	0	(398)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	4,400	(507)	(76)	0	(583)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,800	(351)	39	0	(312)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	2	0	(9)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	300	(36)	(1)	0	(37)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(36)	(1)	0	(37)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,300	(203)	31	0	(172)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	24,926	(1,184)	(304)	0	(1,488)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,668	(985)	620	0	(365)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	4,300	(219)	107	0	(112)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,900	(392)	(225)	0	(617)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,500	(358)	(451)	0	(809)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,100	(56)	(45)	0	(101)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,400	(797)	84	0	(713)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	64,314	(12,809)	7,778	0	(5,031)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(10)	1	0	(9)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	70,016	(9,333)	3,856	0	(5,477)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	6,850	(731)	98	0	(633)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,250	(176)	(228)	0	(404)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	2,200	(97)	(105)	0	(202)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,100	(127)	(19)	0	(146)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,100	(381)	36	0	(345)

						$(42,523)	$19,325	$0	$(23,198)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month USD-LIBOR	3.088%	Semi-Annual	06/20/2023	$200,000	$3	$228	$231	$0

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	$400	$(1)	$1	$0	$0
BPS	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	400	(2)	1	0	(1)
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	300	(1)	0	0	(1)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	800	(3)	2	0	(1)

								$(7)	$4	$0	$(3)

Total Swap Agreements								$(46,091)	$24,711	$2,896	$(24,276)

(p)	Securities with an aggregate market value of $23,183 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$81,178	$8,050	$89,228
Corporate Bonds & Notes
Banking & Finance	0	355,461	0	355,461
Industrials	0	310,316	2,345	312,661
Utilities	0	75,919	0	75,919
Convertible Bonds & Notes
Industrials	0	7,215	0	7,215
Municipal Bonds & Notes
California	0	12,845	0	12,845
Illinois	0	27,501	0	27,501
Iowa	0	489	0	489
Texas	0	2,347	0	2,347
Virginia	0	1,342	0	1,342
West Virginia	0	15,045	0	15,045
U.S. Government Agencies	0	49,087	8,735	57,822
Non-Agency Mortgage-Backed Securities	0	275,022	0	275,022
Asset-Backed Securities	0	214,927	27,676	242,603
Sovereign Issues	0	84,085	0	84,085
Common Stocks
Consumer Discretionary	8,569	0	0	8,569
Energy	6,247	0	0	6,247
Financials	0	0	5,477	5,477
Warrants
Industrials	0	0	409	409
Preferred Securities
Banking & Finance	0	6,779	0	6,779
Industrials	0	0	22,609	22,609
Real Estate Investment Trusts
Real Estate	15,608	0	0	15,608
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	20,221	0	20,221
Short-Term Notes	0	1,184	0	1,184
Argentina Treasury Bills	0	1,190	0	1,190
U.S. Treasury Bills	0	23,432	0	23,432

Total Investments	$30,424	$1,565,585	$75,301	$1,671,310

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	589	0	589
Over the counter	0	14,304	88	14,392
	$0	$14,893	$88	$14,981

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(690)	0	(690)
Over the counter	0	(28,266)	0	(28,266)

	$0	$(28,956)	$0	$(28,956)

Total Financial Derivative Instruments	$0	$(14,063)	$88	$(13,975)

Totals	$30,424	$1,551,522	$75,389	$1,657,335

There were no significant transfers among Levels 1 and 2 during the period ended April 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2018:

Category and Subcategory	Beginning Balance at 07/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,842	$9,188	$(2,482)	$20	$102	$(61)	$298	$(857)	$8,050	$(25)
Corporate Bonds & Notes
Banking & Finance	8,209	0	(409)	3	23	(116)	0	(7,710)	0	0
Industrials	11,009	686	(11,011)	1	112	(111)	1,659	0	2,345	2
U.S. Government Agencies	8,360	0	(107)	67	42	373	0	0	8,735	368
Asset-Backed Securities	22,346	7,010	0	118	0	(1,798)	0	0	27,676	(1,798)
Common Stocks
Financials	4,374	0	0	0	0	1,103	0	0	5,477	1,103
Warrants
Industrials	635	0	0	0	0	(226)	0	0	409	(226)
Preferred Securities
Industrials	24,504	0	0	0	0	(1,895)	0	0	22,609	(1,895)

	$81,279	$16,884	$(14,009)	$209	$279	$(2,731)	$1,957	$(8,567)	$75,301	$(2,471)
Financial Derivative Instruments - Assets
Over the counter	$0	$90	$0	$0	$0	$(2)	$0	$0	$88	$(13)

Totals	$81,279	$16,974	$(14,009)	$209	$279	$(2,733)	$1,957	$(8,567)	$75,389	$(2,484)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$7,426	Proxy Pricing	Base Price	98.000 - 100.000
	624	Third Party Vendor	Broker Quote	101.000 - 105.125
Corporate Bonds & Notes
Industrials	686	Other Valuation Techniques (3)	—	—
	1,659	Third Party Vendor	Broker Quote	103.500
U.S. Government Agencies	8,735	Proxy Pricing	Base Price	60.130
Asset-Backed Securities	27,676	Proxy Pricing	Base Price	55.750 - 100,000.000
Common Stocks
Financials	5,477	Other Valuation Techniques (3)	—	—
Warrants
Industrials	409	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	22,609	Indicative Market Quotation	Broker Quote	$900.000
Financial Derivative Instruments - Assets
Over the counter	88	Indicative Market Quotation	Broker Quote	4.055

Total	$75,389

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
CIW	CIBC World Markets Corp.	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	CHF	Swiss Franc	PEN	Peruvian New Sol
AUD	Australian Dollar	EUR	Euro	RUB	Russian Ruble
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	CMBX	Commercial Mortgage-Backed Index	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 22, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 22, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: June 22, 2018